OTHER SIGNIFICANT EVENTS DURING THE PERIOD (Details Narrative) - $ / shares		1 Months Ended		12 Months Ended
	Mar. 17, 2025	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2025	[2],[4]
Loss Contingencies [Line Items]
Stock options granted				11,925		13,905
Common stock shares authorized				13,265,593	[1],[2],[3],[4]	12,788,585	[1],[3]	13,265,593
Common Stock [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues	22,802,000,000
Common stock shares authorized	9,536,000
2019 Plan [Member]
Loss Contingencies [Line Items]
Stock options granted				246,170
Conversion of stock description			The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the option letter award agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under the 2019 Plan by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.
Common Class A [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues			346,537,000
Share price			$ 6.05
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Other commitments description		the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66).	the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($8) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($19) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($21) until the second anniversary of the IPO and to NIS 80 ($22) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”). The CEO is also entitled to other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO (the “CEO IPO Bonus”).
Stock options granted			318,856,000
Director [Member]
Loss Contingencies [Line Items]
Stock options granted			27,681,000

[1]	After giving effect to the forward share split, see also Note 7(d).
[2]	After giving effect to the forward share split, see also Note 2 (c).
[3]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares.
[4]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.